FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:________

This Amendment (Check only one):

[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number: 28-6499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas Sandell
Title: Principal
Phone: 212-899-4756

Signature, Place, and Date of Signing:

(Signature)

New York, New York

(City, State)

May 14, 2001

(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

CONFIDENTIAL TREATMENT REQUESTED

<PAGE>

FORM 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $620,823 (thousands)

List of Other Included Managers:

None

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 3/31/01

Name of Reporting Manager: Sandell Asset Management Corp.

	Confident. Treatment Requested Until 2001	Name of Issuer	Title of Class	CUSIP Number	Fair Market Value (x$1000)	Shares or Principal Amount		Investment Discretion	Other Managers	Voting Authority (Shares)		
										(a) Sole	(b) Shared	(c) None
1	30-Sep	Air Canada Class A - Non Vtg	COM	008911-30-7	793	200,000	SH	SOLE				200,000
2	30-Jun	Alza Corp.	COM	022615-10-8	56,700	1,400,000	SH	SOLE		1,400,000		
3	30-Sep	American General Corp.	COM	026351-10-6	5,738	150,000	SH	SOLE		150,000		
4	30-Sep	Barrett Resources Corp.	COM	068480-20-1	3,003	50,000	SH	SOLE		50,000		
5	30-Jun	Biochem Pharmaceuticals Inc.	COM	09058T-10-8	17,897	588,000	SH	SOLE		588,000		
6	30-Jun	C.I.T. Group Inc	COM CL A	125577-10-6	70,756	2,450,000	SH	SOLE		2,450,000		
7	30-Sep	Canadian Pacific Ltd	COM	135923-10-0	8,189	225,000	SH	SOLE		225,000		
8	30-Jun	Centura Banks Inc.	COM	15640T-10-0	4,935	99,800	SH	SOLE		99,800		
9	30-Jun	Citadel Communications Corp.	COM	172853-20-2	23,293	936,400	SH	SOLE		936,400		
10	30-Jun	Deutsche Telekom AG	ADR	251566-10-5	11,595	500,000	SH	SOLE		500,000		
11	30-Jun	Fritz Companies Inc.	COM	358846-10-3	4,740	433,400	SH	SOLE		433,400		
12	30-Sep	Honeywell Intl Inc.	COM	438516-10-6	66,549	1,631,100	SH	SOLE		1,631,100		
13	30-Jun	Intermedia Communications Inc.	COM	458801-10-7	24,516	1,411,000	SH	SOLE		1,411,000		
14	30-Jun	MCN Energy Group Inc.	COM	55267J-10-0	40,674	1,576,500	SH	SOLE		1,576,500		
15	30-Jun	Price Communications Corp.	COM	741437-30-5	11,187	650,000	SH	SOLE		650,000		
16	31-Dec	Ralston Purina Group	COM	751277-30-2	1,402	45,000	SH	SOLE		45,000		
17	30-Jun	Silicon Valley Group Inc.	COM	827066-10-1	9,873	359,000	SH	SOLE		359,000		
18	30-Jun	Sodexho Marriott Services Inc.	COM	833793-10-2	10,287	354,100	SH	SOLE		354,100		
19	30-Jun	Sulzer Medica AG	ADR	865580-10-4	8,288	12,779	SH	SOLE		12,779		
20	30-Sep	Texaco Inc.	COM	881694-10-3	103,916	1,565,000	SH	SOLE		1,565,000		
21	30-Sep	Tosco Corp.	COM	891490-30-2	55,793	1,304,800	SH	SOLE		1,304,800		
22	30-Jun	TYCO Intl Ltd	COM	902124-10-6	346	8,000	SH	SOLE		8,000		
23	30-Jun	United Dominion Industries Ltd.	COM	909914-10-7	7,350	350,000	SH	SOLE		350,000		
24	30-Jun	Voicestream Wireless	COM	928615-10-3	57,503	622,500	SH	SOLE		622,500		
25	30-Jun	Williams Companies Inc.	COM	969457-10-0	10,986	256,381	SH	SOLE		256,381		
26	30-Jun	Williams Companies Inc.	PUT	969457-95-0	4,515	2,100	PUT	SOLE		2,100		

Value Total: $ 620,823

Entry Total: 26